Financial assets and liabilities (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets	$ 3,010	$ 2,159
Financial liabilities	2,400	2,842
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	146	625
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,254	2,217
Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	194	53
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	617	68
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,136	1,984
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	63	54
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	33	53
Level 1 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	33	53
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,977	2,106
Financial liabilities	2,400	2,842
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	146	625
Level 2 of fair value hierarchy [member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,254	2,217
Level 2 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	161
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	617	68
Level 2 of fair value hierarchy [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,136	1,984
Level 2 of fair value hierarchy [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 63	$ 54